Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income (loss)	$ 10,894	$ 289	$ (4,337)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	10,100	20,592	21,000
Provision for depreciation and amortization	5,824	6,476	6,142
Deferred income tax (benefit) expense	118	(1,511)	(4,772)
Amortization of securities premiums and accretion of discounts (net)	1,635	2,506	122
Net gains on sales of available for sales securities	(629)	(343)	(2,762)
Gains on sales/calls of held to maturity securities	(422)	(7)	(39)
Other-than-temporary impairment losses on investment securities	649	324	962
Proceeds from sales and transfers of SBA loans originated for sale	0	12,063	30,573
Proceeds from sales of other loans originated for sale	70,448	52,492	65,892
Loans originated for sale	(75,052)	(52,581)	(98,994)
Gains on sales of loans originated for sale	(1,220)	(2,728)	(2,434)
Loss on write-down on foreclosed real estate	257	2,060	860
(Gains) losses on sales of foreclosed real estate (net)	649	(116)	(51)
(Gains) losses on disposal of furniture and equipment (net)	(45)	1,254	89
Stock-based compensation	1,082	1,250	1,244
Amortization of deferred loan origination fees and costs (net)	2,647	2,069	1,928
Debt prepayment charge	140	75	1,574
Decrease (increase) in other assets	5,782	15,437	(6,856)
Decrease in other liabilities	(1,253)	(11,679)	(1,392)
Net cash provided by operating activities	31,604	47,922	8,749
Securities available for sale:
Proceeds from principal repayments, calls and maturities	161,013	79,695	153,786
Proceeds from sales	299,338	125,299	292,899
Purchases	(518,375)	(368,537)	(485,985)
Securities held to maturity:
Proceeds from principal repayments, calls and maturities	146,503	87,074	64,481
Proceeds from sales	6,101	852	3,327
Purchases	(225,420)	(57,059)	(177,535)
Proceeds from sales of foreclosed real estate	6,472	2,930	3,513
(Increase) decrease in loans receivable (net)	(103,992)	(85,458)	45,505
Redemption of restricted investments in bank stock (net)	1,352	3,812	1,016
Proceeds from sale of premises and equipment	931	2	25
Purchases of premises and equipment	(3,384)	(1,684)	(638)
Net cash used by investing activities	(229,461)	(213,074)	(99,606)
Financing Activities
Increase in demand, interest checking, money market, and savings deposits (net)	190,834	281,381	17,505
Decrease in time deposits (net)	(31,117)	(41,986)	(59)
Increase (decrease) in short-term borrowings (net)	48,225	(75,475)	89,400
Repayment of long-term borrowings	(8,540)	(5,275)	(26,574)
Proceeds from long-term borrowings	0	25,000	0
Proceeds from common stock options exercised	0	0	78
Proceeds from dividend reinvestment and common stock purchase plan	44	3,802	3,156
Tax benefit on exercise of stock options	0	0	25
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash provided by financing activities	199,366	187,367	83,451
Increase (decrease) in cash and cash equivalents	1,509	22,215	(7,406)
Cash and cash equivalents at beginning of year	55,073	32,858	40,264
Cash and cash equivalents at year-end	56,582	55,073	32,858
Supplementary cash flow information:
Transfer of loans to foreclosed assets	$ 2,778	$ 5,336	$ 3,372